Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE INTERNATIONAL FUND	Sep. 28, 2020
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	22.01%
5 Years	5.67%
10 Years	5.50%
Institutional Shares
Average Annual Return:
1 Year	21.61%
5 Years	5.91%
10 Years	6.39%
Investor A Shares
Average Annual Return:
1 Year	15.00%
5 Years	4.50%
10 Years	5.53%
Investor A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	14.52%
5 Years	4.22%
10 Years	5.33%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.55%
5 Years	3.57%
10 Years	4.46%
Investor C Shares
Average Annual Return:
1 Year	19.39%
5 Years	4.81%
10 Years	5.25%
Class R Shares
Average Annual Return:
1 Year	21.08%
5 Years	5.30%
10 Years	5.74%